Segment Information - Supplemental Disclosure of Revenue (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of products and services [line items]
Revenue	$ 466,621	R$ 1,808,064	R$ 1,835,212	R$ 1,685,151
Sports [member]
Disclosure of products and services [line items]
Revenue	370,510	1,435,652	1,528,295	1,504,800
Fashion [member]
Disclosure of products and services [line items]
Revenue	79,885	309,538	272,423	172,077
Marketplace [member]
Disclosure of products and services [line items]
Revenue	$ 16,226	R$ 62,874	R$ 34,494	R$ 8,274